Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense	The following table reconciles income tax expense by statutory rate to the Company’s actual income tax expense:
	For the Year Ended December 31,
	2023	2022	2021
Income tax benefit computed based on PRC statutory income tax rate	$(4,021,427)	$(3,849,305)	$(5,118,519)
Effect of favorable income tax rate in certain entity in PRC	245,598	181,088	889,716
Non-PRC entities not subject to PRC tax (1)	1,469,346	1,749,333	1,564,644
Research & Development (“R&D”) tax credit (2)	(291,511)	(240,150)	(260,213)
Non-deductible expenses - permanent difference (3)	131,500	171,393	588,191
Change in valuation allowance	2,449,855	1,970,079	2,339,650
Effective tax (benefit) expense	$(16,639)	$(17,562)	$3,469
(1)	Represents the tax losses incurred from operations outside of China.

(2)	According to PRC tax regulations, 200% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(3)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

Schedule of Income (Loss) Before Income Tax	The breakdown of the Company’s loss before income tax provision is as follows:
	For the Year Ended December 31,
	2023	2022	2021
Loss before income tax expense from China	$(9,535,825)	$(9,398,680)	$(13,889,029)
Loss before income tax expense from outside of China	(6,549,884)	(5,998,540)	(6,585,045)
Total loss before income tax provision	$(16,085,709)	$(15,397,220)	$(20,474,074)

Schedule of Income Tax Provision (Benefit)	The income tax provision (benefit) for the years ended December 31, 2023, 2022 and 2021 was as follows:
	For the Year Ended December 31,
	2023	2022	2021
Current	$51	$-	$3,469
Deferred	(16,690)	(17,562)	-
Total	$(16,639)	$(17,562)	$3,469

Schedule of Deferred Tax Asset	Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of December 31, 2023 and 2022.
Deferred tax asset	As of December 31 2023	As of December 31 2022
Provision of doubtful accounts	$2,391,460	$531,902
Tax loss carried forwards	8,276,814	5,443,492
Valuation allowance on tax losses	(10,668,274)	(5,975,394)
	$-	$-

Schedule of Taxes Payable	The Company’s taxes payable consists of the following:
	As of December 31,	As of December 31,
	2023	2022
VAT tax payable	$320,946	$359,391
Corporate income tax payable	1,653,827	1,702,591
Land use tax and other taxes payable	12,162	15,106
Total	$1,986,935	$2,077,088